Share-based payments	12 Months Ended
Dec. 31, 2022
Share-based payments
Share-based payments

19.Share-based payments

In 2014, an equity-settled share-based payment program was established by Affimed N.V. (ESOP 2014). Under this program, the Company granted awards to certain members of the Management Board, certain members of the Company’s Supervisory Board, non-employee consultants and employees.

Share-based payments with service conditions

The majority of the awards vest in installments over three years and can be exercised up to 10 years after the grant date. In 2022 and 2021, the Group granted 4,915,600 and 4,131,076 awards, respectively, to employees, members of the Management Board and members of the Supervisory Board. Fair value of the awards at grant date in 2022 amounts to €14.1 million ($15.7 million).

During 2022, 277,427 ESOP 2014 awards were cancelled or forfeited due to termination of employment or termination of consulting agreements with non-employees (2021: 385,355), and 43,440 options were exercised at a weighted average exercise price of $2.52 (2021: 1,114,061 options were exercised at a weighted average exercise price of $2.19).

As of December 31, 2022, 15,269,734 ESOP 2014 awards were outstanding (December 31, 2021: 10,675,001), 8,510,863 awards (December 31, 2021: 5,422,591) were vested. The options outstanding at December 31, 2022 had an exercise price in the range of $1.30 to $13.47 (2021: $1.30 to $13.47), a weighted average remaining contractual life of 7.4 years (2021: 7.7 years) and a weighted average exercise price of $4.91 (2021: $5.21). In 2022 and 2021, the Group estimated an annual forfeiture rate of 4.0% for unvested options.

Share-based payments with market condition

During 2022, the Company issued 2,825,000 options with market-based performance conditions to members of the Management Board and employees. Each grant consists of three tranches, whereby one-third of the total grant will vest when the volume-weighted average share price over the preceding thirty trading days reaches $12.00, $15.00, and $18.00, respectively. Except with respect to a change of control, these options shall not vest before the first anniversary of the grant date. Fair value of the awards at grant date as of December 31, 2022 amounts to €2.9 million ($3.2 million) and the contractual lifetime of the options is two years. Any unvested awards on the date that is two years following the grant date will lapse.

Share-based payment expense

In 2022, an expense of €19,110 was recognized affecting research and development expenses (€10,351) and general and administrative expenses (€8,759). In 2021, an expense of €11,820 was recognized affecting research and development expenses (€5,892) and general and administrative expenses (€5,928). In 2020, an expense of €3,381 was recognized affecting research and development expenses (€1,524) and general and administrative expenses (€1,857).

Fair value measurement

The fair value of options was determined using the Black-Scholes-Merton valuation model. The significant inputs into the valuation model of share based payment grants with service conditions are as follows (weighted average):

	2022	2021
Fair value at grant date	$3.19	$6.18
Share price at grant date	$4.29	$8.18
Exercise price	$4.29	$8.18
Expected volatility	90%	95%
Expected life	5.9	5.9
Expected dividends	0.0	0.0
Risk-free interest rate	2.32%	1.14%

The fair value of options with market conditions was determined using a Monte Carlo simulation. The significant inputs into the valuation model are as follows (weighted average):

2022
Fair value at grant date	$1.13
Share price at grant date	$4.58
Exercise price	$4.58
Expected volatility	70%
Expected life	2.00
Expected dividends	0.00
Risk-free interest rate	2.41%

Expected volatility is estimated based on the observed daily share price returns of Affimed measured over a historic period equal to the expected life of the awards.

The risk-free interest rates are based on the yield to maturity of U.S. Treasury strips (as best available indication for risk-free rates), for a term equal to the expected life, as measured as of the grant date.